Materials Technologies Separation	12 Months Ended
Sep. 30, 2016
Restructuring and Related Activities [Abstract]
Materials Technologies Separation [Text Block]
3.  MATERIALS TECHNOLOGIES SEPARATION
On 16 September 2015, the Company announced plans to separate its Materials Technologies business, which contained two divisions, Electronic Materials (EMD) and Performance Materials (PMD), into an independent publicly traded company and distribute to Air Products shareholders all of the shares of the new public company in a tax-free distribution (a “spin-off”). Versum Materials, Inc., or Versum, was formed as the new company to hold the Materials Technologies business subject to spin-off. On 6 May 2016, the Company entered into an agreement to sell certain subsidiaries and assets comprising the PMD division to Evonik Industries AG for $3.8 billion in cash and the assumption of certain liabilities. In the first quarter of 2017, PMD was classified as held for sale when certain conditions of the sale, including regulatory and anti-trust requirements, were met. The Company moved forward with the planned spin-off of Versum containing only the EMD division. Refer to Note 1, Major Accounting Policies, for information regarding the basis of presentation of the Materials Technologies business in our consolidated financial statements and the accompanying notes.
Business Separation Costs
In fiscal year 2016, we incurred separation costs of $50.6 ($46.7 after-tax, or $.21 per share), primarily related to legal, advisory, and indirect tax costs associated with these transactions. The costs are reflected on the consolidated income statements as “Business separation costs.” A significant portion of these costs were not tax deductible because they were directly related to the plan for the tax-free spin-off of Versum. Our income tax provision includes additional tax expense related to the separation of $51.8 ($.24 per share), of which $45.7 resulted from a dividend declared during the third quarter of 2016 to repatriate $443.8 from a subsidiary in South Korea to the U.S. due to the intended separation of the EMD division from the industrial gases business in South Korea. Previously, most of these foreign earnings were considered to be indefinitely reinvested.
Versum Financing
On 30 September 2016, in anticipation of the spin-off, Versum entered into certain financing transactions to allow for a cash distribution of $550.0 and a distribution in-kind of senior unsecured notes (the "Notes") issued by Versum with an aggregate principal amount of $425.0 to Air Products. The Notes bear interest at a fixed interest rate of 5.50% per annum and will mature on 30 September 2024. Air Products then exchanged these Notes with certain financial institutions for $418.3 of Air Products’ outstanding commercial paper. The exchange resulted in a loss of $6.9 ($4.3 after-tax, or $.02 per share) and has been reflected on the consolidated income statements as “Loss on extinguishment of debt.” This loss is deductible for tax purposes. This non-cash exchange was excluded from the consolidated statements of cash flows.
In addition, Versum entered into a credit agreement providing for (i) a senior secured first lien term loan B facility in an aggregate principal amount of $575.0 (the “Term Facility”) and (ii) a senior secured first lien revolving credit facility in an aggregate principal amount of $200.0 (the “Revolving Facility”). Borrowings under the Term Facility bear interest at a rate per annum of, at Versum’s option, LIBOR, subject to a minimum floor of 0.75%, plus a margin of 2.50% or an alternate base rate, subject to a minimum floor of 1.75%, plus a margin of 1.50%. Borrowings under the Revolving Facility bear interest initially at a rate per annum of, at Versum’s option, LIBOR plus a margin of 2.00% or an alternate base rate plus a margin of 1.00%. The Term Facility amortizes in equal quarterly installments in aggregate annual amounts equal to 1.00% of the original principal amount of the Term Facility, with the balance payable on 30 September 2023. The Revolving Facility matures on 30 September 2021. Lenders under the Revolving Facility have a maximum first lien net leverage ratio covenant (total debt net of cash on hand to total adjusted EBITDA) of 3.25:1.00 and certain other customary covenants. On 30 September 2016, the Term Facility was fully drawn and no borrowings were outstanding under the Revolving Facility.
Versum continued to maintain the financing subsequent to the spin-off. The outstanding debt balance at 30 September 2016 is primarily included in long-term debt of discontinued operations.
Subsequent Events
Spin-off of Electronic Materials
On 1 October 2016 (the distribution date), Air Products completed the spin-off of Versum into a separate and independent public company by way of a distribution to the Air Products’ stockholders of all of the then issued and outstanding shares of common stock of Versum on the basis of one share of Versum common stock for every two shares of Air Products’ common stock held as of the close of business on 21 September 2016 (the record date for the distribution). Fractional shares of Versum common stock were not distributed to Air Products common stockholders. Air Products’ stockholders received cash in lieu of fractional shares. As a result of the distribution, Versum Materials, Inc. is now an independent public company and its common stock is listed under the symbol “VSM” on the New York Stock Exchange.
In connection with the spin-off, we entered into various agreements necessary to effect the spin-off and to govern the ongoing relationships between Air Products and Versum after the separation, including a transition services agreement by which we provide certain transition services to Versum, generally for no longer than 12 to 24 months. In addition, Seifi Ghasemi, chairman, president and chief executive officer of Air Products, is serving as non-executive chairman of the Versum Board of Directors.
Sale of Performance Materials
On 3 January 2017, we completed the sale of PMD to Evonik Industries AG for $3.8 billion in cash subject to customary post-closing adjustments, including working capital. We recognized a gain on the sale of $2,870 ($1,833 after-tax, or $8.34 per share) in the second quarter of fiscal year 2017. In connection with the sale, we entered into a transition services agreement by which we provide certain transition services to Evonik for no longer than 12 months.